Deposits - Major Classifications of Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking And Thrift [Abstract]
Interest-bearing demand deposits	$ 724,881	$ 861,914
Non-interest-bearing demand deposits	461,467	548,064
Savings deposits	221,620	224,017
Time deposits $250,000 or less	282,584	367,393
Time deposits over $250,000	12,217	14,695
Brokered time deposits	43,333	75,821
Total deposits	$ 1,746,102	$ 2,091,904